Acquisition of Bao Li Gaming Promotion Limited (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 12, 2012
Business Acquisition [Line Items]
Estimated Contingent Purchase Price	$ 48,007,120
Business Acquisition Estimated Purchase Price Cash	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	32,861,094
Bao Li Gaming [Member]
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	15,000,000	13,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One					7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two					7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables					146,026
Earn Out Payment Agreement Description		In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the Base Earnout Payment), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares		25,000,000
Base Earnout Cash Payments Shares		130,000
Base Earnout Shares		6,250
Estimated Contingent Purchase Price		0	32,294,981	0
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities		33,027,050	32,294,981
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration		13,744,041	554,403
Base Earnout Cash Payment Shares One		13,000,000
Base Earnout Cash Payment Shares Two		13,000,000
Additional Amortization Expense			3,125,472	4,688,208
Annual Minimum Compensation For Terms Of Employment Agreements			216,000	324,000
Business Acquisition, Transaction Costs			$ 251,386
Bao Li Gaming [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Base Earnout Shares One		625,000
Base Earnout Shares Two		625,000
Bao Li Seller [Member]
Business Acquisition [Line Items]
Earn Out Payment Agreement Description		For purposes of the Bao Li Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Bao Li Seller’s network of agents purchases from Bao Li Gaming’s and the Company’s VIP gaming rooms attributable to the Bao Li Seller’s network of agents at Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms.